Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note (8) Subsequent Events

As defined in FASB ASC 855-10, “Subsequent Events”, subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or available to be issued.

During the second quarter of 2018 a services agreement was signed with an entity controlled by a related party.

Between April and April 3 and April 26, 2018 the Company sold 1,109,000 units for cash consideration of $665,375 at price of $.60 (the “Units”), each unit comprised of one share of common stock and one class B warrant exercisable at $1.20 per share with a term of 24 months for

The Company evaluated all transactions and events that occurred subsequent to the balance sheet date and prior to the date on which the financial statements contained in this report were issued and determined that no such events or transactions necessitated disclosure.

Note (7) Subsequent Events

As defined in FASB ASC 855-10, “Subsequent Events”, subsequent events are events or transactions that occur after the balance sheet date but before financial statements are issued or available to be issued.

The loan made to the Company on December 22, 2017 in the amount $2,687 was repaid on January 8, 2018.

During the period from March 20, 2018 to April 17, 2018, the Company sold a total of 793,000 units to accredited investors for aggregate cash consideration of $475,775 at a price of $0.60 per unit (the “$0.60 Units”), each consisting of: (i) one share of Common Stock; (ii) one class A warrant exercisable at $0.60 per share with a term of 24 months (the “Class A Warrants”); and (ii) one class B warrant exercisable at $1.20 per share with a term of 24 months (the “Class B Warrants”). In connection with the sale of the $0.60 Units, a total of 234,000 shares of Common Stock have been issued to date and an additional 559,000 shares of Common Stock are pending issuance by the transfer agent but have not yet been issued.

The Company evaluated all other events and transactions that occurred subsequent to the balance sheet date and prior to the date on which the financial statements contained in this report were issued, and the Company determined that no such events or transactions necessitated disclosure.